Long-Term Debt - Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maturities of long-term debt
2018	$ 5,043
2019	3,637
2020	687,801
2021	1,879
2022	1,358
Thereafter	3,536
Total payments	703,254
Unamortized deferred financing costs	(5,831)
Unamortized bond premium	5,685
Long-term debt current and noncurrent	$ 703,108	$ 707,317